Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Company's long-term debt
Long-term debt	$ 1,685,897	$ 866,445
Less current portion	810	184,810
Long-term debt	1,685,087	681,635
Revolving credit facility - interest payable monthly at floating rate, due December 2014 [Member]
Company's long-term debt
Long-term debt	75,000	175,000
U.S. Government guaranteed long-term financing - interest payable semiannually at 6.45%, due in semiannual installments through June 2027 [Member]
Company's long-term debt
Long-term debt	12,546	13,356
Senior Notes - interest payable semiannually at 6.875%, due June 2014 [Member]
Company's long-term debt
Long-term debt	300,000	300,000
Discount on 6.875% Senior Notes [Member]
Company's long-term debt
Long-term debt	(1,649)	(2,248)
Senior Notes interest payable semiannually at 6.375% due May 2019 [Member]
Company's long-term debt
Long-term debt	500,000
Senior Notes interest payable semiannually at 7.125% due December 2021 [Member]
Company's long-term debt
Long-term debt	800,000
Senior Exchangeable Notes - interest payable semiannually at 1.5% until December 2011 and 1.25% thereafter due December 2026 [Member]
Company's long-term debt
Long-term debt		400,000
Discount on 1.5% Senior Exchangeable Notes [Member]
Company's long-term debt
Long-term debt		$ (19,663)